RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

The Company appointed a new Chief Financial Officer during August 2014. The Company utilizes Assure Professional, LLC (“Assure”) to provide certain outsourced accounting services. The Company’s current Chief Financial Officer is a partial owner of Assure. The Company incurred expense of $6,750 and $13,500 in exchange for these services during the three and six months ended June 30, 2015, respectively. Included in accounts payable at June 30, 2015 was $4,500 due to Assure.

Mr. D. Jonathan Merriman was appointed to the Company’s Board of Directors during December 2014. Mr. Merriman is the CEO of Merriman Capital, Inc. (“Merriman”). Merriman provides capital market advisory services to the Company for which we incurred expense of $30,000 and $60,000 during the three and six months ended June 30, 2015, respectively. The Company primarily issues common stock in exchange for monthly services and no amount was due to Merriman at June 30, 2015.

NOTE 10 – RELATED PARTY TRANSACTIONS

Aztec was an affiliate of the Company that provided administrative and technical support services to the Company. The majority owner of Aztec was also the majority stockholder of the Company until the sale of Aztec on June 15, 2012. During the year ended December 31, 2013, Aztec converted convertible debentures aggregating $522,891 and accrued interest aggregating approximately $30,000 into 73,733 shares of common stock. Concurrently with this issuance a shareholder cancelled 73,733 shares of his common stock and returned them to the Company. During the year ended December 31, 2013, the Company recorded amortization of the debt discount relating to this note aggregating approximately $254,162.

The Company appointed a new Chief Financial Officer during August 2014. Blue Calypso utilizes Assure Professional, LLC ( “Assure”) to provide certain outsourced accounting services. The Company’s current Chief Financial Officer is a partial owner of Assure. The Company incurred expense of $29,940 in exchange for these services during the year ended December 31, 2014. Included in accounts payable at December 31, 2014 was $2,250 due to Assure.

Mr. D. Jonathan Merriman, joined the Company’s Board of Directors during December 2014. Mr. Merriman is the CEO of Merriman Capital, Inc. (“Merriman”). Merriman provides capital market advisory services to the Company for which we incurred expense of $120,000 during the year ended December 31, 2014. In addition, Merriman Capital advised the Company in connection with its August 2014 private placement and received an advisory fee of $95,000. The Company primarily issues common stock in exchange for monthly services and no amount was due to Merriman at December 31, 2014.